OTHER OPERATING INCOME/(EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2022
Other Operating Incomeexpenses
Other operating income/(expenses)

	R$ thousands
	Year ended December 31
	2022	2021	2020
Sales taxes and other tax expenses	(7,565,683)	(6,828,457)	(6,048,902)
Legal provision	(2,874,896)	(3,888,464)	(2,016,778)
Result from sales of non-current assets, investments, and property and equipment, net (1)	662,967	25,894	(239,606)
Marketing expenses	(3,478,163)	(3,078,632)	(2,858,522)
Other	(4,247,779)	(4,834,098)	(7,658,438)
Total	(17,503,554)	(18,603,757)	(18,822,246)
(1)	Includes gains related to the demutualization of the CIP (Interbank Payments Chamber) on March, 2022.